Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2023-1

Collection Period	May 2025
Payment Date	6/20/2025
Transaction Month	29
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	1/20/26	1/22/29	$891,010,000		4.49%			4.49%
Class B	1/20/26	1/22/29	$68,120,000		4.74%			4.74%
Class C	1/20/26	1/22/29	$40,870,000		4.98%			4.98%

Total			$1,000,000,000

Series Alloc % x Group One Available Funds								$70,884,613.88
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$70,884,613.88

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$73.77	$73.77	$0.00	$0.00		$70,884,540.11
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$70,884,540.11
Asset Representations Reviewer Fee			$40.76	$40.76	$0.00	$0.00		$70,884,499.35
Supplemental ARR Fee			$163.04	$163.04	$0.00	$0.00		$70,884,336.31
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$70,883,086.31
Servicing Fee			$761,772.25	$761,772.25	$0.00	$0.00		$70,121,314.06
Class A Note Interest			$3,333,862.42	$3,333,862.42	$0.00	$0.00		$66,787,451.64
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,787,451.64
Class B Note Interest			$269,074.00	$269,074.00	$0.00	$0.00		$66,518,377.64
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,518,377.64
Class C Note Interest			$169,610.50	$169,610.50	$0.00	$0.00		$66,348,767.14
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,348,767.14
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$66,348,767.14
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,348,767.14
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$66,348,767.14
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$66,348,767.14
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$66,348,767.14
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$66,348,767.14
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$66,348,767.14
Class R Interest			$66,348,767.14	$66,348,767.14	$0.00	$0.00		$0.00

Total			$70,884,613.88	$70,884,613.88	$0.00	$0.00

Total Priority, Regular and Accelerated Principal Payments								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A			$0.00	$0.00	$3,333,862.42	$0.00	$0.00	$3,333,862.42
Class B			$0.00	$0.00	$269,074.00	$0.00	$0.00	$269,074.00
Class C			$0.00	$0.00	$169,610.50	$0.00	$0.00	$169,610.50

Total			$0.00	$0.00	$3,772,546.92	$0.00	$0.00	$3,772,546.92

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,000.00	$3.74	$0.00	$3.74	$891,010,000.00	$1.00	$891,010,000.00	$1.00
Class B	$1,000.00	$3.95	$0.00	$3.95	$68,120,000.00	$1.00	$68,120,000.00	$1.00
Class C	$1,000.00	$4.15	$0.00	$4.15	$40,870,000.00	$1.00	$40,870,000.00	$1.00

Total	$1,000.00	$3.77	$0.00	$3.77	$1,000,000,000.00	$1.00	$1,000,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$500,000,000.00			$500,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.